Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Dec. 21, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES AND PROSPECTUSXtrackers S&P MidCap 400 ESG ETF (MIDE)Xtrackers S&P SmallCap 600 ESG ETF (SMLE)Each fund is classified as “diversified.”“Non-diversification risk” and all references to each fund being “non-diversified” are hereby deleted. Each fund could again become non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when a fund crosses from diversified to non-diversified status under such circumstances.The following replaces the existing similar disclosure contained under the “MAIN RISKS” heading in each fund’s summary prospectus and each fund's summary section of the prospectus:Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Xtrackers S and P MidCap 400 ESG ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES AND PROSPECTUSXtrackers S&P MidCap 400 ESG ETF (MIDE)Xtrackers S&P SmallCap 600 ESG ETF (SMLE)Each fund is classified as “diversified.”“Non-diversification risk” and all references to each fund being “non-diversified” are hereby deleted. Each fund could again become non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when a fund crosses from diversified to non-diversified status under such circumstances.The following replaces the existing similar disclosure contained under the “MAIN RISKS” heading in each fund’s summary prospectus and each fund's summary section of the prospectus:Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Xtrackers S and P MidCap 400 ESG ETF | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Xtrackers S and P SmallCap 600 ESG ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES AND PROSPECTUSXtrackers S&P MidCap 400 ESG ETF (MIDE)Xtrackers S&P SmallCap 600 ESG ETF (SMLE)Each fund is classified as “diversified.”“Non-diversification risk” and all references to each fund being “non-diversified” are hereby deleted. Each fund could again become non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when a fund crosses from diversified to non-diversified status under such circumstances.The following replaces the existing similar disclosure contained under the “MAIN RISKS” heading in each fund’s summary prospectus and each fund's summary section of the prospectus:Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Xtrackers S and P SmallCap 600 ESG ETF | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.